Commitment and contingencies	12 Months Ended
Mar. 31, 2018
Commitment and contingencies
Commitment and contingencies

39. Commitment and contingencies

a)	Capital and other commitments:
•

Contractual commitments for capital expenditure pending execution were INR 7,745 as at March 31, 2018 (INR 37,124 as at March 31, 2017). Contractual commitments for capital expenditure are relating to acquisition of vehicle, furniture and fixture, computer software and websites, computer hardware.

•

Contractual commitments for revenue expenditure pending execution were INR 40,683 as at March 31, 2018 (INR 92,890 as at March 31, 2017). Contractual commitments for revenue expenditure are relating to advertisement services.

b)	Contingent liabilities
	i)	Claims not recognised as liability were INR 65,175 as at March 31, 2018 (INR 44,950 as at March 31, 2017).

These represents claim made by the customers due to service related issues, which are contested by the Company and are pending in various district consumer redressal forums in India. This also includes INR 1,000 as at March 31, 2018 (INR 1,000 as at March 31, 2017) towards claim for copyright infringement. The management does not expect these claims to succeed and, accordingly, no provision has been recognised in the financial statements.

ii)

INR 254,246 as at March 31, 2018 (INR 19,690 as at March 31, 2017), represents show cause cum demand notices raised by Service Tax authorities over subsidiaries in India. Based on the Group's evaluation, it believes that it is not probable that the demand will materialise and, therefore, no provision has been recognised.

iii)

INR 108,540 as at March 31, 2018 (INR 2,806 as at March 31, 2017), represents show cause cum demand notices raised by Income Tax authorities over subsidiaries in India. Based on the Group's evaluation, it believes that it is not probable that the demand will materialise and, therefore, no provision has been recognised.

c)	Operating lease commitment—Group as lessee

        As lessee, the Group's obligation arising from non-cancellable leases are mainly related to lease arrangements for real estate. These leases have various extension options and escalation clause. As per the agreements maximum obligation on long term non-cancellable leases are as follows:

        The future minimum lease payment obligation as lessee as under:

	March 31,
	2017	2018
Within one year	109,320	118,351
After one year but not more than five years	104,083	155,220
More than five years	8,484	11,153

Total	221,887	284,724

        During the year ended March 31, 2018, INR 178,650 was recognized as rent expense under other operating expenses in profit or loss in respect of operating leases (March 31, 2017: INR 148,738 and March 31, 2016: INR 142,350)

d)	Finance lease commitment—Group as lessee

        The Group has finance leases for vehicles. The Group's obligations under finance leases are secured by the lessor's title to the leased assets. Future minimum lease payments under finance leases together with the present value of the net minimum lease payments are, as follows:

	March 31,
	2017	2018
Within one year	5,425	5,819
After one year but not more than five years	9,600	4,481

Total	15,025	10,300
Less: amount representing finance charges	2,174	1,387

Present value of minimum lease payments	12,851	8,913